Revenue from Contracts with Customers (Tables)	6 Months Ended
Mar. 31, 2024
Revenue [abstract]
Summary of Disaggregation of Revenue by Sales Channels

For disaggregation of revenue by geography refer to Note 5 – Segment information. Disaggregation of revenue by sales channels was as follows:

	Three months ended March 31,		Six months ended March 31,
(In thousands of Euros)	2024	2023	2024	2023
B2B	362,524	303,951	502,934	421,745
DTC	117,773	90,262	278,428	219,697
Other	947	1,470	2,806	2,731
Total revenue	481,244	395,683	784,168	644,173